UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                   811-5992

JAPAN SMALLER CAPITALIZATION FUND, INC.
_______________________________________________________________________________________________________
(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 22nd Floor
New York, New York 10281-1712
_______________________________________________________________________________________________________
(Address of principal executive offices)

Shigeru Shinohara
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 22nd Floor
New York, New York 10281-1712
______________________________________________________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:            February 28, 2008

Date of reporting period:          June 1, 2007 – November 30, 2007

Item 1.  Schedule of Investments

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2007

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
COMMON STOCKS
Automotive Equipment and Parts
Eagle Industry Co., Ltd.	380,000	$3,921,447	$5,382,863	$1,461,416	2.4
Valves and mechanical seals
EXEDY Corporation	116,900	3,015,073	4,010,888	995,815	1.8
Drivetrain products
Futaba Industrial Co., Ltd.	286,700	6,729,587	7,771,327	1,041,740	3.5
Exhaust system parts
Koito Manufacturing Co., Ltd.	239,000	2,829,073	3,224,116	395,043	1.4
Lighting equipment
Nittan Valve Co., Ltd.	344,800	2,948,998	2,170,428	(778,570)	1.0
Engine valves
Tokai Rika Co., Ltd.	118,300	2,916,030	3,558,215	642,185	1.5
Electronic parts
Total Automotive Equipment and Parts		22,360,208	26,117,837	3,757,629	11.6

Banks and Finance
The Hachijuni Bank, Ltd.	348,000	2,588,690	2,748,399	159,709	1.2
General banking services
Kansai Urban Banking Corporation	1,391,000	5,424,691	4,709,946	(714,745)	2.1
General banking services
The San-in Godo Bank, Ltd.	248,000	2,295,820	2,264,595	(31,225)	1.0
General banking services
Total Banks and Finance		10,309,201	9,722,940	(586,261)	4.3

Chemicals and Pharmaceuticals
Hisamitsu Pharmaceutical Co., Inc.	157,000	4,364,712	4,736,368	371,656	2.1
Salonpas brand pharmaceuticals
Taiyo Ink Mfg.Co., Ltd.	82,400	2,233,460	2,515,521	282,061	1.1
Resist inks for printed circuit boards
Total Chemicals and Pharmaceuticals		6,598,172	7,251,889	653,717	3.2

Electric
Mirai Co., Ltd.	271,300	$2,598,198	$3,078,374	$480,176	1.4
Plastic molded electric materials
Total Electric		2,598,198	3,078,374	480,176	1.4

Electronics
Daishinku Corp.	435,000	2,632,167	2,507,092	(125,075)	1.1
Monolithic crystal filters
Sanshin Electronics Co., Ltd.	169,300	2,162,564	2,245,746	83,182	1.0
Semiconductors
Total Electronics		4,794,731	4,752,838	(41,893)	2.1

Food Manufacturing
Ozeki Co., Ltd.	99,400	2,617,479	2,810,716	193,237	1.2
Supermarket chain
Total Food Manufacturing		2,617,479	2,810,716	193,237	1.2

Information and Software
Daiwabo Information System Co., Ltd.	199,500	2,685,937	2,834,986	149,049	1.3
Information system and software
Sorun Corporation	404,400	3,325,037	2,250,612	(1,074,425)	1.0
Computer software development
SRA Holdings Inc.	231,000	3,004,099	3,910,847	906,748	1.7
Business application software
Total Information and Software		9,015,073	8,996,445	(18,628)	4.0

Machinery and Machine Tools
Disco Corporation	73,800	4,679,353	4,339,808	(339,545)	1.9
Cutting and grinding industrial machinery

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2007

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets

Hitachi Construction Machinery Co., Ltd.	81,100	2,072,643	2,899,428	826,785	1.2
Construction machinery
O-M Ltd.	265,000	1,340,201	2,625,062	1,284,861	1.2
Automatic packaging equipment
Yamatake Corporation	78,700	1,948,938	2,218,299	269,361	1.0
Industrial automation equipment
Yuken Kogyo Co., Ltd.	626,000	2,226,520	2,147,832	(78,688)	1.0
Hydraulic equipment
Total Machinery and Machine Tools		12,267,655	14,230,429	1,962,774	6.3

Miscellaneous Manufacturing
Dowa Holdings, Co., Ltd.	346,000	3,392,928	2,414,787	(978,141)	1.0
Various metal-related products
Furuno Electric Co., Ltd.	139,600	1,870,703	2,174,866	304,163	1.0
Marine equipment
Sanyo Special Steel Co., Ltd.	453,000	3,185,546	3,145,238	(40,308)	1.4
Specialty steel products
Tokai Rubber Industries, Ltd.	380,200	6,013,675	6,265,622	251,947	2.8
Rubber and plastic products
Total Miscellaneous Manufacturing		14,462,852	14,000,513	(462,339)	6.2

Oil and Gas
AOC Holdings, Inc.	253,900	3,920,138	4,088,191	168,053	1.8
Refines crude oil, natural gas, and minerals
Total Oil and Gas		3,920,138	4,088,191	168,053	1.8

Real Estate and Warehouse
Daibiru Corporation	314,400	3,139,610	4,077,050	937,440	1.8
Leases office buildings, apartments and hotels
Suruga Corporation	253,800	5,703,228	4,799,676	(903,552)	2.1
Multi-unit commercial and residential building
Total Real Estate and Warehouse		8,842,838	8,876,726	33,888	3.9

Restaurants
Hiday Hidaka Corp.	223,500	$1,994,143	$2,360,894	$366,751	1.1
Chinese restaurant chain
Total Restaurants		1,994,143	2,360,894	366,751	1.1

Retail
Nishimatsuya Chain Co., Ltd.	160,500	2,007,569	2,251,871	244,302	1.0
Apparel chain
Shimamura Co., Ltd.	40,800	3,930,038	4,166,527	236,489	1.9
Clothing chain
Village Vanguard Co., Ltd.	452	2,484,059	2,454,464	(29,595)	1.1
Books, cd's, videos and office supplies
Yaoko Co., Ltd.	84,400	2,043,108	2,500,572	457,464	1.1
Supermarkets
Total Retail		10,464,774	11,373,434	908,660	5.1

Services
Aeon Delight Co., Ltd.	326,400	3,660,779	6,775,199	3,114,420	3.0
Building management
Meiko Network Japan Co., Ltd.	537,300	3,056,165	3,232,171	176,006	1.4
Private schools and academic tutoring
Nippo Corporation	362,000	2,842,972	2,588,392	(254,580)	1.2
Heavy construction
Yahagi Construction Co. Ltd.	540,000	3,175,552	2,232,068	(943,484)	1.0
General contractor
Total Services		12,735,468	14,827,830	2,092,362	6.6

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2007

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets

Telecommunications
Jupiter Telecommunications Co., Ltd.†	8,565	6,507,035	6,903,215	396,180	3.1
Cable television broadcasting
Total Telecommunications		6,507,035	6,903,215	396,180	3.1

Textiles and Apparel
Workman Co., Ltd.	181,900	1,970,079	3,423,576	1,453,497	1.5
Uniforms
Total Textiles and Apparel		1,970,079	3,423,576	1,453,497	1.5

Wholesale
Nagase & Company, Ltd.	318,000	4,037,450	3,579,630	(457,820)	1.6
Dyestuff
Total Wholesale		4,037,450	3,579,630	(457,820)	1.6

TOTAL INVESTMENTS IN COMMON STOCKS		$135,495,494	$146,395,477	$10,899,983	65.0

TOTAL INVESTMENTS		$135,495,494	$146,395,477	$10,899,983	65.0

OTHER ASSETS LESS LIABILITIES, NET			78,743,182		35.0

NET ASSETS			$225,138,659		100.0

†Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 17,649,736.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 6,749,753.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2007.

Japanese Yen	111.05	=$1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officerevaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:     /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:   January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   January 7, 2008